Income tax - Analysis of deferred taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2021 [2]
Analysis of consolidated deferred taxes
Net operating gain (loss)	$ (43,689,000)	$ (397,030,000)	[1]	$ 133,518,000	[1]
Deferred tax assets	966,420,000	741,346,000
Deferred tax liabilities	768,872,000	611,265,000
Deferred tax liability, net	197,548,000	130,081,000		146,816,000
Reflected in consolidated statement of financial position
Deferred tax assets	208,010,000	141,272,000	[2]			$ 156,830,000
Deferred tax liabilities	(10,462,000)	(11,191,000)	[2]			$ (10,014,000)
Deferred tax liability, net	197,548,000	130,081,000		146,816,000
Reconciliation of deferred tax liability, net
Deferred tax (liability) asset, net - beginning of the year	130,081,000	146,816,000
Deferred income tax (expense) benefit during the current year recorded on profits	67,595,000	(12,787,000)
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)	(159,000)	(136,000)		2,386,000
Deferred income tax (expense) benefit for conversion purposes	31,000	(3,812,000)
Deferred tax (liability) asset, net - end of the year	197,548,000	130,081,000		146,816,000
Tax effect of the discontinuation of the hedging reserve	24,000,000
Temporary differences associated with investments in subsidiaries	7,143	7,648
Deferred tax assets.
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	224,663,000	(27,856,000)
Lease liabilities [member]
Analysis of consolidated deferred taxes
Deferred tax assets	755,855,000	633,033,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	122,856,000	(7,745,000)
Unearned transportation revenue
Analysis of consolidated deferred taxes
Deferred tax assets	58,010,000	9,885,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	48,176,000	(53,134,000)
Aircraft and engine lease return obligation
Analysis of consolidated deferred taxes
Deferred tax assets	77,007,000	53,056,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	23,951,000	15,448,000
Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Deferred tax assets	38,387,000	4,865,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	33,122,000	(24,499,000)
Deferred tax asset on tax losses	38,387,000	4,865,000
Intangible
Analysis of consolidated deferred taxes
Deferred tax assets	29,687,000	30,052,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	(364,000)	10,430,000
Allowance for doubtful accounts
Analysis of consolidated deferred taxes
Deferred tax assets	4,854,000	6,356,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	(1,510,000)	3,599,000
Employee benefit
Analysis of consolidated deferred taxes
Deferred tax assets	2,486,000	294,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	2,104,000	(391,000)
Employee profit sharing
Analysis of consolidated deferred taxes
Deferred tax assets	134,000	3,805,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	(3,672,000)	4,076,000
Non derivative financial instruments
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		24,360,000
Deferred tax liabilities.
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	157,068,000	(15,069,000)
Right of use asset
Analysis of consolidated deferred taxes
Deferred tax liabilities	571,521,000	465,382,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	106,233,000	(57,188,000)
Supplemental rent
Analysis of consolidated deferred taxes
Deferred tax liabilities	55,479,000	63,351,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	(7,872,000)	(29,592,000)
Rotable spare parts, furniture and equipment, net.
Analysis of consolidated deferred taxes
Deferred tax liabilities	120,561,000	65,618,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	54,960,000	29,015,000
Provisions
Analysis of consolidated deferred taxes
Deferred tax liabilities	7,345,000	2,430,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	4,200,000	12,789,000
Inventories
Analysis of consolidated deferred taxes
Deferred tax liabilities	4,594,000	4,256,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	338,000	215,000
Other prepayments
Analysis of consolidated deferred taxes
Deferred tax liabilities	376,000	1,431,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	(1,034,000)	675,000
Prepaid expenses and other assets
Analysis of consolidated deferred taxes
Deferred tax assets	8,963,000
Deferred tax liabilities		8,684,000
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits	243,000	29,017,000
Financial instruments
Analysis of consolidated deferred taxes
Deferred tax assets	33,000
Deferred income taxes		113,000
Guatemala
Analysis of consolidated deferred taxes
Net operating gain (loss)	10,000	32,000		91,000
Costa Rica
Analysis of consolidated deferred taxes
Deferred tax assets		0		0
Costa Rica | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating gain (loss)	(3,869,000)	5,947,000		2,794,000
El Salvador
Analysis of consolidated deferred taxes
Net operating gain (loss)	$ (17,078,000)	$ 2,601,000		$ 833,000

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.
[2]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.